Goodwill - Summary of Goodwill by Segment (Parenthetical) (Detail) - CAD ($)	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Oct. 31, 2018
Disclosure of reconciliation of changes in goodwill [abstract]
Accumulated impairment	$ 0		$ 0
Impairment losses	$ 0	$ 0